UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2015
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 85.78%
Ambulatory Health Care Services - 1.05%
DaVita Healthcare Partners, Inc. (a)	16,000	$961,035	$1,300,480
Amusement, Gambling, and Recreation Industries - 2.80%
The Walt Disney Co.	33,000	$1,706,859	$3,461,370
Beverage and Tobacco Product Manufacturing - 3.63%
Altria Group, Inc.	35,000	$823,041	$1,750,700
PepsiCo, Inc.	13,000	632,331	1,243,060
Philip Morris International, Inc.	20,000	782,617	1,506,600
		$2,237,989	$4,500,360
Broadcasting (except Internet) - 4.11%
Comcast Corp. - Class A Special Common Stock	30,000	$1,381,050	$1,681,950
DIRECTV (a)	40,000	1,657,230	3,404,000
		$3,038,280	$5,085,950
Chemical Manufacturing - 8.17%
Actavis Plc (a)	15,000	$2,160,149	$4,464,300
Ecolab, Inc.	15,000	1,436,988	1,715,700
Gilead Sciences, Inc. (a)	13,000	1,054,391	1,275,690
Johnson & Johnson	10,000	866,300	1,006,000
Perrigo Company Plc	10,000	1,469,667	1,655,500
		$6,987,495	$10,117,190
Computer and Electronic Product Manufacturing - 9.27%
Apple, Inc.	70,000	$1,181,978	$8,710,100
QUALCOMM, Inc.	40,000	1,687,005	2,773,600
		$2,868,983	$11,483,700
Couriers and Messengers - 0.80%
FedEx Corp.	6,000	$1,011,821	$992,700
Credit Intermediation and Related Activities - 8.32%
American Express Co.	20,000	$1,740,831	$1,562,400
Ameriprise Financial, Inc.	5,000	636,700	654,200
Capital One Financial Corp.	35,000	1,042,098	2,758,700
JPMorgan Chase & Co.	25,000	1,383,242	1,514,500
Wells Fargo & Co.	70,000	1,821,948	3,808,000
		$6,624,819	$10,297,800
Food Services and Drinking Places - 2.72%
McDonald's Corp.	20,000	$1,591,108	$1,948,800
Starbucks Corp.	15,000	561,001	1,420,500
		$2,152,109	$3,369,300
Health and Personal Care Stores - 3.50%
Express Scripts Holding Co. (a)	50,000	$1,352,414	$4,338,500
Insurance Carriers and Related Activities - 2.33%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$2,886,400
Machinery Manufacturing - 1.39%
Roper Industries, Inc.	10,000	$437,286	$1,720,000
Nonstore Retailers - 2.60%
Amazon.com, Inc. (a)	4,000	$725,244	$1,488,400
eBay, Inc. (a)	30,000	1,181,192	1,730,400
		$1,906,436	$3,218,800
Oil and Gas Extraction - 1.34%
Anadarko Petroleum Corp.	20,000	$1,335,558	$1,656,200
Other Information Services - 4.23%
Facebook, Inc. (a)	10,000	$839,800	$822,150
Google, Inc. - Class A (a)	4,000	847,060	2,218,800
Google, Inc. - Class C (a)	4,000	844,353	2,192,000
		$2,531,213	$5,232,950
Petroleum and Coal Products Manufacturing - 1.70%
Chevron Corp.	20,000	$1,010,364	$2,099,600
Professional, Scientific, and Technical Services - 16.66%
Biogen Idec, Inc. (a)	5,000	$1,343,342	$2,111,200
Celgene Corp. (a)	45,000	2,036,215	5,187,600
Cognizant Technology Solutions Corp. - Class A (a)	10,000	545,270	623,900
MasterCard, Inc.	75,000	1,337,065	6,479,250
Priceline Group, Inc. (a)	3,100	1,807,093	3,608,865

Visa, Inc. - Class A	40,000	745,136	2,616,400
		$7,814,121	$20,627,215
Rail Transportation - 4.55%
Union Pacific Corp.	52,000	$1,674,381	$5,632,120
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.34%
BlackRock, Inc.	8,000	$1,783,768	$2,926,720
T. Rowe Price Group, Inc.	15,000	725,747	1,214,700
		$2,509,515	$4,141,420
Support Activities for Mining - 1.35%
Schlumberger Ltd.	20,000	$1,607,823	$1,668,800
Transportation Equipment Manufacturing - 1.92%
Eaton Corp. Plc	35,000	$1,816,696	$2,377,900

TOTAL COMMON STOCKS		$52,263,846	$106,208,755

EXCHANGE TRADED FUNDS - 8.89%
Funds, Trusts, and Other Financial Vehicles - 8.89%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$6,079,200
iShares Core S&P Small-Cap ETF	35,000	2,407,647	4,131,050
iShares MSCI Emerging Markets ETF	20,000	827,798	802,600
TOTAL EXCHANGE TRADED FUNDS		$6,920,211	$11,012,850

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.82%
Broadcasting (except Internet) - 0.18%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$219,342
Building Material and Garden Equipment and Supplies Dealers - 0.17%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	$196,904	$208,790
Funds, Trusts, and Other Financial Vehicles - 0.24%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	$260,808	$302,879
Machinery Manufacturing - 0.23%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$251,607	$282,048

TOTAL CORPORATE BONDS		$908,911	$1,013,059

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 4.62%
Mutual Fund - 4.62%
SEI Daily Income Trust Treasury Fund, 0.01% (b)	5,719,385	$5,719,385	$5,719,385

TOTAL SHORT-TERM INVESTMENTS		$5,719,385	$5,719,385

TOTAL INVESTMENTS - 100.11%		$65,812,353	$123,954,049
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%			(130,821)
TOTAL NET ASSETS - 100.00%			$123,823,228

Percentages are stated as a percent of the value of net assets.

(a)	Non Income Producing
(b)	Variable rate security; the rate shown is the effective date as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:1

Cost of Investments	$65,812,353

Gross unrealized appreciation	58,382,096
Gross unrealized depreciation	(240,400)
Net unrealized appreciation	$58,141,696

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2015, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$106,208,755	$-	$-	$106,208,755
Exchange Traded Funds	11,012,850	-	-	11,012,850
Corporate Bonds	-	1,013,059	-	1,013,059
Short-Term Investments	5,719,385	-	-	5,719,385
Total Investments in Securities	$122,940,990	$1,013,059	$-	$123,954,049

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

 By (Signature and Title)* /s/ Edson L. Bridges III
                                                  Edson L. Bridges III, President and
                                                 Chief Executive and Investment Officer

Date   5/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
                                                   Edson L. Bridges III, President and
                                                   Chief Executive and Investment Officer

Date   5/20/2015

By (Signature and Title)* /s/ Brian Kirkpatrick
                                                   Brian Kirkpatrick, Executive Vice President

Date   5/20/2015

By (Signature and Title)* /s/ Nancy K. Dodge
                                                   Nancy K. Dodge, Treasurer and
                                                   Chief Compliance Officer

Date    5/20/2015

* Print the name and title of each signing officer under his or her signature.